Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.91%
Aerospace & Defense–2.66%
Boeing Co. (The)(b)	109,027	$23,009,058
Howmet Aerospace, Inc.	620,415	34,904,548
Huntington Ingalls Industries, Inc.	92,699	24,001,625
		81,915,231
Air Freight & Logistics–1.40%
United Parcel Service, Inc., Class B	304,062	43,146,398
Application Software–1.69%
Autodesk, Inc.(b)	78,352	19,886,521
Tyler Technologies, Inc.(b)	76,182	32,205,941
		52,092,462
Asset Management & Custody Banks–1.48%
BlackRock, Inc.	59,072	45,740,040
Automobile Manufacturers–0.48%
Tesla, Inc.(b)	78,383	14,680,352
Automotive Parts & Equipment–1.16%
Aptiv PLC(b)	440,108	35,793,984
Biotechnology–1.13%
Gilead Sciences, Inc.	446,168	34,917,108
Broadline Retail–4.91%
Amazon.com, Inc.(b)	975,076	151,331,795
Building Products–0.72%
Johnson Controls International PLC	421,255	22,195,926
Communications Equipment–0.93%
Motorola Solutions, Inc.	89,640	28,639,980
Construction Materials–0.85%
CRH PLC	365,994	26,263,729
Consumer Finance–1.46%
American Express Co.	224,408	45,047,662
Consumer Staples Merchandise Retail–1.38%
Walmart, Inc.	257,115	42,488,254
Distillers & Vintners–1.30%
Constellation Brands, Inc., Class A	163,375	40,039,945
Distributors–0.92%
LKQ Corp.	608,835	28,414,329
Diversified Banks–2.67%
JPMorgan Chase & Co.	473,067	82,483,962
Diversified Financial Services–0.61%
Equitable Holdings, Inc.	577,053	18,863,863
Electrical Components & Equipment–2.13%
Emerson Electric Co.	359,107	32,940,885
Hubbell, Inc.	97,297	32,649,954
		65,590,839
Shares		Value
Fertilizers & Agricultural Chemicals–0.85%
Mosaic Co. (The)	851,876	$26,161,112
Health Care Equipment–2.64%
Boston Scientific Corp.(b)	544,935	34,472,588
Zimmer Biomet Holdings, Inc.	373,055	46,855,708
		81,328,296
Health Care Facilities–1.27%
HCA Healthcare, Inc.	128,701	39,240,935
Home Improvement Retail–1.45%
Lowe’s Cos., Inc.	210,723	44,850,283
Hotels, Resorts & Cruise Lines–0.80%
Wyndham Hotels & Resorts, Inc.	318,775	24,842,136
Household Products–2.14%
Procter & Gamble Co. (The)	420,389	66,059,927
Human Resource & Employment Services–0.78%
Paylocity Holding Corp.(b)	151,869	24,057,568
Industrial REITs–1.73%
Prologis, Inc.	422,533	53,530,706
Insurance Brokers–1.22%
Arthur J. Gallagher & Co.	161,903	37,587,400
Integrated Oil & Gas–2.06%
Chevron Corp.	430,131	63,414,213
Integrated Telecommunication Services–1.78%
Verizon Communications, Inc.	1,297,772	54,960,644
Interactive Home Entertainment–0.82%
Electronic Arts, Inc.	184,757	25,418,868
Interactive Media & Services–5.57%
Alphabet, Inc., Class A(b)	644,543	90,300,474
Meta Platforms, Inc., Class A(b)	208,937	81,514,681
		171,815,155
Investment Banking & Brokerage–1.98%
Charles Schwab Corp. (The)	585,542	36,842,303
Raymond James Financial, Inc.	218,736	24,100,332
		60,942,635
IT Consulting & Other Services–2.66%
Accenture PLC, Class A	127,628	46,441,276
Amdocs Ltd.	389,873	35,743,557
		82,184,833
Life Sciences Tools & Services–1.26%
Danaher Corp.	161,840	38,827,034
Managed Health Care–2.06%
UnitedHealth Group, Inc.	124,317	63,617,982
Movies & Entertainment–0.92%
Walt Disney Co. (The)	296,143	28,444,535

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Multi-Family Residential REITs–0.87%
Mid-America Apartment Communities, Inc.	212,257	$26,825,040
Multi-line Insurance–1.20%
American International Group, Inc.	530,874	36,901,052
Multi-Utilities–1.82%
Ameren Corp.	394,474	27,443,556
WEC Energy Group, Inc.	356,000	28,750,560
		56,194,116
Oil & Gas Exploration & Production–1.75%
APA Corp.	793,940	24,874,140
Marathon Oil Corp.	1,275,594	29,147,323
		54,021,463
Pharmaceuticals–3.50%
AstraZeneca PLC, ADR (United Kingdom)(c)	396,317	26,410,565
Eli Lilly and Co.	90,856	58,657,542
Pfizer, Inc.	849,119	22,994,143
		108,062,250
Property & Casualty Insurance–0.89%
Hartford Financial Services Group, Inc. (The)	317,067	27,572,146
Regional Banks–1.09%
M&T Bank Corp.	243,407	33,614,507
Restaurants–1.39%
McDonald’s Corp.	146,203	42,796,542
Retail REITs–0.82%
Kimco Realty Corp.(c)	1,249,366	25,237,193
Semiconductor Materials & Equipment–1.18%
ASML Holding N.V., New York Shares (Netherlands)	41,786	36,346,299
Semiconductors–6.54%
ARM Holdings PLC, ADR(b)(c)	302,096	21,349,124
NVIDIA Corp.	238,385	146,671,139
Texas Instruments, Inc.	210,003	33,625,681
		201,645,944
Soft Drinks & Non-alcoholic Beverages–1.37%
PepsiCo, Inc.	250,354	42,192,160
Shares		Value
Specialty Chemicals–0.92%
PPG Industries, Inc.	201,448	$28,412,226
Systems Software–8.52%
Microsoft Corp.	660,725	262,691,046
Technology Hardware, Storage & Peripherals–4.89%
Apple, Inc.	817,455	150,738,702
Tobacco–1.26%
Philip Morris International, Inc.	428,968	38,971,743
Transaction & Payment Processing Services–1.03%
Fiserv, Inc.(b)	223,722	31,739,440
Total Common Stocks & Other Equity Interests (Cost $2,263,036,852)		3,050,891,990
Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	8,748,257	8,748,257
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	6,267,981	6,271,742
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	9,998,008	9,998,008
Total Money Market Funds (Cost $25,016,615)		25,018,007
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $2,288,053,467)		3,075,909,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.32%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,342,120	11,342,120
Invesco Private Prime Fund, 5.52%(d)(e)(f)	29,145,053	29,165,455
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,507,575)		40,507,575
TOTAL INVESTMENTS IN SECURITIES–101.04% (Cost $2,328,561,042)		3,116,417,572
OTHER ASSETS LESS LIABILITIES—(1.04)%		(31,933,994)
NET ASSETS–100.00%		$3,084,483,578
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,795,162	$54,673,866	$(50,720,771)	$-	$-	$8,748,257	$131,969
Invesco Liquid Assets Portfolio, Institutional Class	3,447,517	39,052,762	(36,229,123)	(68)	654	6,271,742	98,002
Invesco Treasury Portfolio, Institutional Class	5,480,185	62,484,419	(57,966,596)	-	-	9,998,008	150,616
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,976,168	41,539,451	(33,173,499)	-	-	11,342,120	63,707*
Invesco Private Prime Fund	7,658,868	89,094,004	(67,594,555)	753	6,385	29,165,455	180,666*
Total	$24,357,900	$286,844,502	$(245,684,544)	$685	$7,039	$65,525,582	$624,960

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,050,891,990	$—	$—	$3,050,891,990
Money Market Funds	25,018,007	40,507,575	—	65,525,582
Total Investments	$3,075,909,997	$40,507,575	$—	$3,116,417,572
Invesco Charter Fund